INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - Net carrying amount (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 49,908,325	$ 47,954,596	$ 41,515,106
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	269,538	288,920	188,280
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,665,074	1,835,634	1,149,455
Equipment and computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	231,676	67,105	32,448
Fixture and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,546,919	2,967,431	3,679,075
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,811,960	5,125,728	5,449,233
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,240,384	35,674,513	29,746,076
Buildings in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,142,774	$ 1,995,265	$ 1,270,539